Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	LITMAN GREGORY FUNDS TRUST
Entity Central Index Key	0001020425
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000255834
Shareholder Report [Line Items]
Fund Name	iMGP APA Enhanced Income Municipal Fund
Class Name	Institutional
Trading Symbol	APAMX
Annual or Semi-Annual Statement [Text Block]	This Annual Shareholder Report contains important information about iMGP APA Enhanced Income Municipal Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.imgp.com/us/resources/tailored-shareholder-reports/. You can also request this information by contacting us at 323-372-1960.
Additional Information Phone Number	323-372-1960
Additional Information Website	https://www.imgp.com/us/resources/tailored-shareholder-reports/
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$61	0.60%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  The Fund gained 4.86% over the full year, modestly lagging the 5.18% gain for the Bloomberg 1-15 Yr Municipal Bond Index.

  The Fund ended the period with a yield to worst of 4.3%.

  Full-year performance masks the range of challenges municipal bonds navigated in 2025. Early in the year, renewed threats to the tax exemption emerged, tariff-related concerns drove sharp volatility in April, and persistent supply pressures weighed on select parts of the curve.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Institutional	Bloomberg 1-15 Year Municipal Bond Index	Morningstar Muni National Intermediate Category
12/16/2024	$10,000	$10,000	$10,000
12/31/2024	$10,003	$9,925	$9,936
1/31/2025	$10,040	$9,993	$9,982
2/28/2025	$10,156	$10,091	$10,079
3/31/2025	$9,986	$9,964	$9,928
4/30/2025	$9,983	$9,902	$9,882
5/31/2025	$9,959	$9,958	$9,884
6/30/2025	$10,034	$10,034	$9,956
7/31/2025	$9,991	$10,059	$9,935
8/31/2025	$10,097	$10,143	$10,016
9/30/2025	$10,326	$10,294	$10,216
10/31/2025	$10,429	$10,383	$10,319
11/30/2025	$10,467	$10,411	$10,346
12/31/2025	$10,498	$10,439	$10,366

Average Annual Return [Table Text Block]
Fund	1 Year	Since Inception 12/16/2024
Institutional	4.86%	4.75%
Bloomberg 1-15 Year Municipal Bond Index	5.18%	4.22%
Morningstar Muni National Intermediate Category	4.35%	3.54%

Performance Inception Date	Dec. 16, 2024
No Deduction of Taxes [Text Block]	The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit imgpfunds.com for the most recent performance information.
AssetsNet	$ 18,101,102
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	205.00%
Additional Fund Statistics [Text Block]
Total Net Assets	$18,101,102
# of Fund Holdings	81
Fund Turnover Rate	205%
Total Advisory Fees Paid	$0

Holdings [Text Block]

Top 10 States

Texas	15.3%
Georgia	13.7%
Florida	10.2%
Ohio	7.1%
Illinois	6.1%
New York	6.0%
Massachusetts	4.4%
California	4.0%
Washington	3.9%
Pennsylvania	3.8%

Credit Rating

Value	Value
AAA	3.5%
AA	41.1%
A	43.7%
BBB	8.1%
Not Rated	3.6%

Maturity

Value	Value
Other assets less liabilities	4.6%
Greater than 10 Years	70.2%
5 to 10 Years	17.5%
3 to 5 Years	1.9%
1 to 3 Years	5.8%

Material Fund Change [Text Block]
C000229356
Shareholder Report [Line Items]
Fund Name	iMGP Dolan McEniry Corporate Bond Fund
Class Name	Institutional
Trading Symbol	IDMIX
Annual or Semi-Annual Statement [Text Block]	This Annual Shareholder Report contains important information about iMGP Dolan McEniry Corporate Bond Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.imgp.com/us/resources/tailored-shareholder-reports/. You can also request this information by contacting us at 323-372-1960.
Additional Information Phone Number	323-372-1960
Additional Information Website	https://www.imgp.com/us/resources/tailored-shareholder-reports/
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$64	0.62%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  The Fund gained 7.39% versus the Bloomberg U.S. Intermediate Credit benchmark return of 7.88%.

  The Fund’s performance was driven by security selection in high yield and investment grade sectors.

  The yield curve positioning and duration had a minimal effect on relative performance versus the benchmark.

  As of year-end, the Fund had a 14 basis point yield premium and similar duration versus the Bloomberg U.S Intermediate Credit.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Institutional	Bloomberg US Aggregate Bond Index	Bloomberg US Interm Credit Index
9/28/2018	$10,000	$10,000	$10,000
9/30/2018	$10,000	$10,000	$10,000
10/31/2018	$9,939	$9,921	$9,958
11/30/2018	$9,950	$9,980	$9,966
12/31/2018	$9,923	$10,164	$10,075
1/31/2019	$10,156	$10,271	$10,236
2/28/2019	$10,244	$10,266	$10,271
3/31/2019	$10,418	$10,463	$10,433
4/30/2019	$10,480	$10,465	$10,478
5/31/2019	$10,539	$10,651	$10,588
6/30/2019	$10,689	$10,785	$10,745
7/31/2019	$10,738	$10,809	$10,767
8/31/2019	$10,898	$11,089	$10,953
9/30/2019	$10,901	$11,030	$10,927
10/31/2019	$10,987	$11,063	$10,991
11/30/2019	$10,989	$11,057	$10,992
12/31/2019	$11,039	$11,049	$11,034
1/31/2020	$11,176	$11,262	$11,193
2/29/2020	$11,218	$11,465	$11,307
3/31/2020	$10,426	$11,397	$10,775
4/30/2020	$10,829	$11,600	$11,145
5/31/2020	$11,056	$11,654	$11,332
6/30/2020	$11,228	$11,727	$11,494
7/31/2020	$11,441	$11,903	$11,653
8/31/2020	$11,460	$11,806	$11,652
9/30/2020	$11,434	$11,800	$11,636
10/31/2020	$11,419	$11,747	$11,637
11/30/2020	$11,573	$11,863	$11,761
12/31/2020	$11,646	$11,879	$11,816
1/31/2021	$11,628	$11,794	$11,776
2/28/2021	$11,554	$11,623	$11,680
3/31/2021	$11,482	$11,478	$11,571
4/30/2021	$11,568	$11,569	$11,651
5/31/2021	$11,591	$11,607	$11,713
6/30/2021	$11,635	$11,688	$11,752
7/31/2021	$11,690	$11,819	$11,841
8/31/2021	$11,692	$11,797	$11,822
9/30/2021	$11,641	$11,694	$11,760
10/31/2021	$11,570	$11,691	$11,696
11/30/2021	$11,510	$11,726	$11,683
12/31/2021	$11,546	$11,696	$11,695
1/31/2022	$11,312	$11,444	$11,484
2/28/2022	$11,223	$11,316	$11,368
3/31/2022	$11,022	$11,002	$11,102
4/30/2022	$10,747	$10,584	$10,800
5/31/2022	$10,820	$10,652	$10,894
6/30/2022	$10,500	$10,485	$10,699
7/31/2022	$10,849	$10,742	$10,934
8/31/2022	$10,648	$10,438	$10,714
9/30/2022	$10,328	$9,987	$10,370
10/31/2022	$10,382	$9,858	$10,327
11/30/2022	$10,614	$10,220	$10,639
12/31/2022	$10,614	$10,174	$10,631
1/31/2023	$10,840	$10,487	$10,882
2/28/2023	$10,636	$10,216	$10,674
3/31/2023	$10,776	$10,475	$10,894
4/30/2023	$10,851	$10,539	$10,975
5/31/2023	$10,808	$10,424	$10,893
6/30/2023	$10,833	$10,387	$10,865
7/31/2023	$10,905	$10,380	$10,923
8/31/2023	$10,920	$10,313	$10,908
9/30/2023	$10,765	$10,051	$10,765
10/31/2023	$10,666	$9,893	$10,690
11/30/2023	$11,096	$10,341	$11,066
12/31/2023	$11,397	$10,737	$11,368
1/31/2024	$11,416	$10,707	$11,390
2/29/2024	$11,327	$10,556	$11,289
3/31/2024	$11,448	$10,653	$11,390
4/30/2024	$11,290	$10,384	$11,238
5/31/2024	$11,412	$10,560	$11,393
6/30/2024	$11,524	$10,660	$11,473
7/31/2024	$11,682	$10,909	$11,700
8/31/2024	$11,829	$11,066	$11,849
9/30/2024	$11,968	$11,214	$11,999
10/31/2024	$11,810	$10,936	$11,813
11/30/2024	$11,927	$11,052	$11,911
12/31/2024	$11,838	$10,871	$11,824
1/31/2025	$11,906	$10,929	$11,898
2/28/2025	$12,035	$11,169	$12,062
3/31/2025	$12,030	$11,173	$12,098
4/30/2025	$12,087	$11,217	$12,177
5/31/2025	$12,157	$11,137	$12,192
6/30/2025	$12,350	$11,308	$12,350
7/31/2025	$12,347	$11,278	$12,362
8/31/2025	$12,455	$11,413	$12,509
9/30/2025	$12,538	$11,538	$12,595
10/31/2025	$12,583	$11,610	$12,645
11/30/2025	$12,667	$11,682	$12,732
12/31/2025	$12,713	$11,665	$12,755

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since Inception 9/28/2018
Institutional	7.39%	1.77%	3.36%
Bloomberg US Aggregate Bond Index	7.30%	(0.36%)	2.14%
Bloomberg US Interm Credit Index	7.88%	1.54%	3.41%

Performance Inception Date	Sep. 28, 2018
No Deduction of Taxes [Text Block]	The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit imgpfunds.com for the most recent performance information.
AssetsNet	$ 487,408,831
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 1,312,558
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]
Total Net Assets	$487,408,831
# of Fund Holdings	73
Fund Turnover Rate	15%
Total Advisory Fees Paid	$1,312,558

Holdings [Text Block]

Sector Weighting

Consumer, Non-cyclical	21.8%
Industrial	18.0%
Consumer, Cyclical	16.3%
Technology	13.3%
Communications	10.4%
Financial	8.1%
Government	5.1%
Basic Materials	2.5%
Cash & Other Short-Term Investments	4.5%

Credit Rating

Value	Value
AAA	5.3%
A	7.3%
BBB	69.0%
BB	16.3%
B	2.1%

Maturity

Value	Value
Other assets less liabilities	4.5%
5 to 10 Years	41.0%
3 to 5 Years	30.3%
1 to 3 Years	19.2%
Less than 1 Year	5.0%

Material Fund Change [Text Block]
C000183970
Shareholder Report [Line Items]
Fund Name	iMPG Low Duration Income Fund
Class Name	Institutional
Trading Symbol	MAHIX
Annual or Semi-Annual Statement [Text Block]	This Annual Shareholder Report contains important information about iMPG Low Duration Income Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.imgp.com/us/resources/tailored-shareholder-reports/. You can also request this information by contacting us at 323-372-1960.
Additional Information Phone Number	323-372-1960
Additional Information Website	https://www.imgp.com/us/resources/tailored-shareholder-reports/
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$106	1.02%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	1.02%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  The Fund gained 6.94% for the full year. The Fund underperformed its primary benchmark, the Bloomberg US Aggregate Bond Index, which gained 7.30% on the year. It outpaced its secondary benchmark, the Bloomberg US Aggregate 1-3 Year Index (+5.39%).

  All sub-advisors had positive returns last year--with two sub-advisors realizing double-digit returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Institutional	Bloomberg US Aggregate Bond Index	ICE BofA US High Yield Index	Morningstar Nontraditional Bond Category
9/28/2018	$10,000	$10,000	$10,000	$10,000
9/30/2018	$10,000	$10,000	$10,000	$10,000
10/31/2018	$9,869	$9,921	$10,011	$9,941
11/30/2018	$9,901	$9,980	$10,040	$9,900
12/31/2018	$9,692	$10,164	$10,118	$9,833
1/31/2019	$9,960	$10,271	$10,158	$10,009
2/28/2019	$10,014	$10,266	$10,174	$10,075
3/31/2019	$10,092	$10,463	$10,241	$10,110
4/30/2019	$10,172	$10,465	$10,264	$10,188
5/31/2019	$10,125	$10,651	$10,336	$10,164
6/30/2019	$10,245	$10,785	$10,393	$10,266
7/31/2019	$10,296	$10,809	$10,390	$10,310
8/31/2019	$10,288	$11,089	$10,471	$10,283
9/30/2019	$10,355	$11,030	$10,467	$10,317
10/31/2019	$10,382	$11,063	$10,502	$10,346
11/30/2019	$10,416	$11,057	$10,502	$10,374
12/31/2019	$10,504	$11,049	$10,527	$10,494
1/31/2020	$10,562	$11,262	$10,586	$10,519
2/29/2020	$10,306	$11,465	$10,672	$10,450
3/31/2020	$9,055	$11,397	$10,715	$9,694
4/30/2020	$9,484	$11,600	$10,774	$9,883
5/31/2020	$9,774	$11,654	$10,794	$10,093
6/30/2020	$9,973	$11,727	$10,809	$10,223
7/31/2020	$10,204	$11,903	$10,825	$10,411
8/31/2020	$10,399	$11,806	$10,827	$10,483
9/30/2020	$10,418	$11,800	$10,826	$10,455
10/31/2020	$10,370	$11,747	$10,826	$10,472
11/30/2020	$10,910	$11,863	$10,837	$10,701
12/31/2020	$11,094	$11,879	$10,851	$10,838
1/31/2021	$11,147	$11,794	$10,855	$10,868
2/28/2021	$11,259	$11,623	$10,848	$10,890
3/31/2021	$11,330	$11,478	$10,843	$10,886
4/30/2021	$11,427	$11,569	$10,851	$10,958
5/31/2021	$11,488	$11,607	$10,864	$10,996
6/30/2021	$11,576	$11,688	$10,848	$11,035
7/31/2021	$11,619	$11,819	$10,867	$11,033
8/31/2021	$11,671	$11,797	$10,867	$11,064
9/30/2021	$11,682	$11,694	$10,858	$11,028
10/31/2021	$11,727	$11,691	$10,822	$11,018
11/30/2021	$11,700	$11,726	$10,813	$10,945
12/31/2021	$11,806	$11,696	$10,797	$11,004
1/31/2022	$11,634	$11,444	$10,720	$10,906
2/28/2022	$11,545	$11,316	$10,672	$10,800
3/31/2022	$11,519	$11,002	$10,527	$10,723
4/30/2022	$11,308	$10,584	$10,468	$10,574
5/31/2022	$11,207	$10,652	$10,532	$10,532
6/30/2022	$10,879	$10,485	$10,460	$10,268
7/31/2022	$11,173	$10,742	$10,515	$10,436
8/31/2022	$11,094	$10,438	$10,431	$10,370
9/30/2022	$10,734	$9,987	$10,303	$10,127
10/31/2022	$10,788	$9,858	$10,289	$10,141
11/30/2022	$10,997	$10,220	$10,375	$10,318
12/31/2022	$10,997	$10,174	$10,395	$10,302
1/31/2023	$11,342	$10,487	$10,480	$10,526
2/28/2023	$11,318	$10,216	$10,402	$10,439
3/31/2023	$11,349	$10,475	$10,552	$10,460
4/30/2023	$11,456	$10,539	$10,588	$10,505
5/31/2023	$11,484	$10,424	$10,557	$10,473
6/30/2023	$11,588	$10,387	$10,514	$10,556
7/31/2023	$11,726	$10,380	$10,559	$10,657
8/31/2023	$11,820	$10,313	$10,598	$10,643
9/30/2023	$11,765	$10,051	$10,592	$10,572
10/31/2023	$11,733	$9,893	$10,626	$10,516
11/30/2023	$12,038	$10,341	$10,749	$10,770
12/31/2023	$12,352	$10,737	$10,878	$11,004
1/31/2024	$12,427	$10,707	$10,922	$11,050
2/29/2024	$12,485	$10,556	$10,884	$11,084
3/31/2024	$12,631	$10,653	$10,928	$11,198
4/30/2024	$12,616	$10,384	$10,891	$11,147
5/31/2024	$12,776	$10,560	$10,970	$11,258
6/30/2024	$12,876	$10,660	$11,032	$11,300
7/31/2024	$13,022	$10,909	$11,162	$11,442
8/31/2024	$13,155	$11,066	$11,264	$11,537
9/30/2024	$13,302	$11,214	$11,358	$11,641
10/31/2024	$13,284	$10,936	$11,292	$11,585
11/30/2024	$13,441	$11,052	$11,331	$11,696
12/31/2024	$13,444	$10,871	$11,356	$11,658
1/31/2025	$13,555	$10,929	$11,407	$11,775
2/28/2025	$13,664	$11,169	$11,488	$11,853
3/31/2025	$13,616	$11,173	$11,541	$11,803
4/30/2025	$13,574	$11,217	$11,627	$11,760
5/31/2025	$13,690	$11,137	$11,613	$11,861
6/30/2025	$13,902	$11,308	$11,687	$12,001
7/31/2025	$13,930	$11,278	$11,686	$12,035
8/31/2025	$14,070	$11,413	$11,789	$12,143
9/30/2025	$14,198	$11,538	$11,828	$12,218
10/31/2025	$14,258	$11,610	$11,868	$12,246
11/30/2025	$14,381	$11,682	$11,924	$12,292
12/31/2025	$14,435	$11,665	$11,968	$12,319

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since Inception 9/28/2018
Institutional	6.94%	5.34%	5.14%
Bloomberg US Aggregate Bond Index	7.30%	(0.36%)	2.14%
ICE BofA US High Yield Index	5.39%	1.98%	2.51%
Morningstar Nontraditional Bond Category	5.66%	2.62%	2.89%

Performance Inception Date	Sep. 28, 2018
No Deduction of Taxes [Text Block]	The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit imgpfunds.com for the most recent performance information.
AssetsNet	$ 315,184,117
Holdings Count | Holding	1,008
Advisory Fees Paid, Amount	$ 2,055,258
InvestmentCompanyPortfolioTurnover	97.00%
Additional Fund Statistics [Text Block]
Total Net Assets	$315,184,117
# of Fund Holdings	1,008
Fund Turnover Rate	97%
Total Advisory Fees Paid	$2,055,258

Holdings [Text Block]

Asset Allocation

Corporate Bonds	41.9%
Bank Loans	19.8%
Asset-Backed Securities	17.3%
Mortgage-Backed Securities	12.0%
Short-Term Investments	4.8%
Government Securities & Agency Issue	4.5%
Other	-0.3%

Credit Rating

Value	Value
AAA	5.1%
AA	1.9%
A	9.9%
BBB	26.7%
BB	23.4%
B	20.1%
Below B	2.0%
Not Rated	10.9%

Maturity

Value	Value
Other assets less liabilities	4.0%
Greater than 10 Years	31.0%
5 to 10 Years	29.1%
3 to 5 Years	17.2%
1 to 3 Years	14.1%
Less than 1 Year	4.6%

Material Fund Change [Text Block]
C000218348
Shareholder Report [Line Items]
Fund Name	iMGP Small Company Fund
Class Name	Institutional
Trading Symbol	PFSVX
Annual or Semi-Annual Statement [Text Block]	This Annual Shareholder Report contains important information about iMGP Small Company Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.imgp.com/us/resources/tailored-shareholder-reports/. You can also request this information by contacting us at 323-372-1960.
Additional Information Phone Number	323-372-1960
Additional Information Website	https://www.imgp.com/us/resources/tailored-shareholder-reports/
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$121	1.21%

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	1.21%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  The Fund was flat for the full year (+0.01%), compared to 12.81% for the Russell 2000 benchmark and 7.74% for the Morningstar Small Blend peer group.

  Negative stock selection drove the Fund's underperformance, while sector allocation was a positive on the year.

  The largest detractors came from within the health care and technology sectors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Institutional	Russell 2000 Index	Morningstar US Small Blend Category
7/31/2020	$10,000	$10,000	$10,000
7/31/2020	$10,000	$10,000	$10,000
8/31/2020	$10,140	$10,563	$10,440
9/30/2020	$9,970	$10,211	$10,046
10/31/2020	$10,180	$10,424	$10,266
11/30/2020	$11,710	$12,346	$11,930
12/31/2020	$12,710	$13,414	$12,862
1/31/2021	$12,770	$14,089	$13,284
2/28/2021	$14,230	$14,967	$14,347
3/31/2021	$14,940	$15,117	$14,807
4/30/2021	$15,220	$15,435	$15,257
5/31/2021	$15,340	$15,467	$15,449
6/30/2021	$14,790	$15,766	$15,451
7/31/2021	$14,670	$15,197	$15,213
8/31/2021	$14,830	$15,537	$15,527
9/30/2021	$14,410	$15,079	$15,106
10/31/2021	$14,870	$15,720	$15,754
11/30/2021	$14,510	$15,065	$15,262
12/31/2021	$15,209	$15,402	$15,930
1/31/2022	$14,308	$13,919	$14,754
2/28/2022	$14,830	$14,067	$14,875
3/31/2022	$14,503	$14,243	$14,938
4/30/2022	$13,193	$12,831	$13,757
5/31/2022	$13,152	$12,850	$13,907
6/30/2022	$12,200	$11,794	$12,734
7/31/2022	$13,141	$13,025	$13,948
8/31/2022	$12,660	$12,758	$13,482
9/30/2022	$11,535	$11,536	$12,224
10/31/2022	$13,080	$12,805	$13,578
11/30/2022	$14,022	$13,105	$14,122
12/31/2022	$13,172	$12,254	$13,325
1/31/2023	$14,298	$13,448	$14,549
2/28/2023	$14,114	$13,221	$14,362
3/31/2023	$13,500	$12,590	$13,748
4/30/2023	$12,937	$12,363	$13,466
5/31/2023	$13,019	$12,249	$13,222
6/30/2023	$14,595	$13,245	$14,312
7/31/2023	$15,188	$14,055	$15,022
8/31/2023	$15,168	$13,352	$14,480
9/30/2023	$14,410	$12,566	$13,714
10/31/2023	$13,960	$11,709	$12,910
11/30/2023	$14,820	$12,768	$13,966
12/31/2023	$16,431	$14,329	$15,460
1/31/2024	$15,791	$13,771	$15,034
2/29/2024	$16,928	$14,550	$15,735
3/31/2024	$17,689	$15,071	$16,339
4/30/2024	$16,586	$14,010	$15,342
5/31/2024	$17,215	$14,713	$16,066
6/30/2024	$16,762	$14,577	$15,809
7/31/2024	$18,649	$16,058	$17,204
8/31/2024	$18,318	$15,818	$17,038
9/30/2024	$18,241	$15,929	$17,142
10/31/2024	$18,142	$15,698	$16,835
11/30/2024	$20,272	$17,420	$18,510
12/31/2024	$18,780	$15,982	$17,130
1/31/2025	$19,435	$16,401	$17,642
2/28/2025	$18,150	$15,524	$16,767
3/31/2025	$16,684	$14,467	$15,748
4/30/2025	$15,913	$14,133	$15,298
5/31/2025	$16,672	$14,887	$16,101
6/30/2025	$17,494	$15,697	$16,798
7/31/2025	$17,970	$15,969	$17,007
8/31/2025	$18,870	$17,110	$18,052
9/30/2025	$18,535	$17,642	$18,183
10/31/2025	$18,471	$17,961	$18,075
11/30/2025	$18,767	$18,134	$18,445
12/31/2025	$18,782	$18,029	$18,445

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since Inception 7/31/2020
Institutional	0.01%	8.12%	12.33%
Russell 2000 Index	12.81%	6.09%	11.49%
Morningstar US Small Blend Category	7.74%	7.42%	11.91%

Performance Inception Date	Jul. 31, 2020
No Deduction of Taxes [Text Block]	The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit imgpfunds.com for the most recent performance information.
AssetsNet	$ 56,914,074
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 242,603
InvestmentCompanyPortfolioTurnover	98.00%
Additional Fund Statistics [Text Block]
Total Net Assets	$56,914,074
# of Fund Holdings	67
Fund Turnover Rate	98%
Total Advisory Fees Paid	$242,603

Holdings [Text Block]

Region Weighting

Value	Value
North America	97.4%
Asia	1.1%
Cash & Other Short-Term Investments	1.5%

Sector Weighting

Value	Value
Cash & Other Short-Term Investments	1.5%
Energy	0.8%
Real Estate	2.6%
Consumer Discretionary	6.8%
Health Care	10.2%
Materials	13.6%
Financials	14.8%
Information Technology	22.6%
Industrials	27.1%

Largest Holdings [Text Block]

Top Ten Holdings

Perimeter Solutions, Inc.	4.5%
Valmont Industries, Inc.	2.9%
RBC Bearings, Inc.	2.7%
Repligen Corp.	2.5%
Onto Innovation, Inc.	2.4%
Ingevity Corp.	2.4%
Hayward Holdings, Inc.	2.2%
Novanta, Inc.	2.2%
Medpace Holdings, Inc.	2.2%
Hamilton Lane, Inc., Class A	2.1%

Material Fund Change [Text Block]
C000247047
Shareholder Report [Line Items]
Fund Name	Polen Capital China Growth ETF
Trading Symbol	PCCE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Annual Shareholder Report contains important information about Polen Capital China Growth ETF for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.imgp.com/us/resources/tailored-shareholder-reports/. You can also request this information by contacting us at 323-372-1960.
Additional Information Phone Number	323-372-1960
Additional Information Website	https://www.imgp.com/us/resources/tailored-shareholder-reports/
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Polen Capital China Growth ETF	$111	1.00%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  For the calendar year 2025, the Polen Capital China Growth ETF returned 21.83% (NAV).

  The MSCI China All Shares Index gained 28.94% over the same period.

  During the fourth quarter, underperformance was primarily driven by our stock selection in Communication Services and Information Technology sectors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	ETF	MSCI China All Shares Index	Morningstar China Region Category
3/14/2024	$10,000	$10,000	$10,000
3/31/2024	$9,633	$9,834	$9,763
4/30/2024	$10,363	$10,301	$10,166
5/31/2024	$10,494	$10,422	$10,288
6/30/2024	$10,143	$10,164	$9,955
7/31/2024	$9,822	$10,093	$9,767
8/31/2024	$9,749	$10,091	$9,724
9/30/2024	$12,321	$12,431	$11,858
10/31/2024	$11,532	$11,775	$11,356
11/30/2024	$11,144	$11,395	$11,005
12/31/2024	$11,200	$11,566	$11,069
1/31/2025	$11,110	$11,530	$11,164
2/28/2025	$12,071	$12,459	$11,971
3/31/2025	$12,271	$12,633	$12,049
4/30/2025	$12,042	$12,147	$11,575
5/31/2025	$12,601	$12,480	$11,942
6/30/2025	$12,981	$12,927	$12,499
7/31/2025	$13,242	$13,525	$13,019
8/31/2025	$13,955	$14,497	$14,151
9/30/2025	$14,747	$15,572	$15,149
10/31/2025	$14,067	$15,195	$14,757
11/30/2025	$13,696	$14,829	$14,341
12/31/2025	$13,645	$14,913	$14,430

Average Annual Return [Table Text Block]
Fund	1 Year	Since Inception 3/14/2024
ETF	21.83%	18.85%
MSCI China All Shares Index	28.94%	24.88%
Morningstar China Region Category	30.46%	22.54%

Performance Inception Date	Mar. 14, 2024
No Deduction of Taxes [Text Block]	The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit imgpfunds.com for the most recent performance information.
AssetsNet	$ 1,636,558
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 15,918
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]
Total Net Assets	$1,636,558
# of Fund Holdings	32
Fund Turnover Rate	35%
Total Advisory Fees Paid	$15,918

Holdings [Text Block]

Region Weighting

Value	Value
Asia	98.6%
Cash & Other Short-Term Investments	1.4%

Sector Weighting

Value	Value
Cash & Other Short-Term Investments	1.4%
Materials	2.1%
Consumer Staples	2.2%
Health Care	6.6%
Real Estate	8.1%
Information Technology	9.4%
Industrials	11.4%
Financials	17.2%
Consumer Discretionary	20.1%
Communication Services	21.5%

Largest Holdings [Text Block]

Top Ten Holdings

Tencent Holdings Ltd.	12.7%
Alibaba Group Holding Ltd.	7.3%
Hong Kong Exchanges & Clearing Ltd.	6.7%
AIA Group Ltd.	6.4%
Contemporary Amperex Technology Co. Ltd., Class A	5.8%
Trip.com Group Ltd.	5.0%
NetEase, Inc.	4.2%
Ping An Insurance Group Co. of China Ltd., Class H	4.1%
Xiaomi Corp., Class B	3.8%
Tencent Music Entertainment Group - ADR	3.4%

Material Fund Change [Text Block]
C000247048
Shareholder Report [Line Items]
Fund Name	Polen Capital Emerging Markets ex-China Growth ETF
Trading Symbol	PCEM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Annual Shareholder Report contains important information about Polen Capital Emerging Markets ex-China Growth ETF for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.imgp.com/us/resources/tailored-shareholder-reports/. You can also request this information by contacting us at 323-372-1960.
Material Fund Change Notice [Text Block]	THIS REPORT DESCRIBES CHANGES TO THE FUND THAT OCCURRED DURING THE REPORTING PERIOD.
Additional Information Phone Number	323-372-1960
Additional Information Website	https://www.imgp.com/us/resources/tailored-shareholder-reports/
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Polen Capital Emerging Markets ex-China Growth ETF	$106	1.00%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  For the calendar year 2025, the Polen Capital Emerging Markets ex-China Growth ETF returned 12.91% (NAV).

  The MSCI Emerging Markets ex-China Index gained 34.61% over the same period.

  In the fourth quarter, relative underperformance was due to security selection, although sector and country allocation were detractors as well.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	ETF	MSCI Emerging Markets ex China Index	Morningstar Diversified Emerging Markets Category
9/11/2024	$10,000	$10,000	$10,000
9/30/2024	$10,481	$10,463	$10,807
10/31/2024	$10,202	$10,058	$10,397
11/30/2024	$10,142	$9,729	$10,170
12/31/2024	$10,039	$9,614	$10,071
1/31/2025	$10,220	$9,818	$10,206
2/28/2025	$9,906	$9,445	$10,172
3/31/2025	$9,488	$9,449	$10,247
4/30/2025	$9,968	$9,813	$10,389
5/31/2025	$10,718	$10,295	$10,875
6/30/2025	$10,813	$11,010	$11,528
7/31/2025	$10,489	$11,100	$11,592
8/31/2025	$11,163	$11,075	$11,888
9/30/2025	$11,082	$11,741	$12,541
10/31/2025	$11,164	$12,657	$12,992
11/30/2025	$10,868	$12,360	$12,804
12/31/2025	$11,327	$12,941	$13,133

Average Annual Return [Table Text Block]
Fund	1 Year	Since Inception 9/11/2024
ETF	12.91%	10.07%
MSCI Emerging Markets ex China Index	34.61%	21.83%
Morningstar Diversified Emerging Markets Category	30.19%	23.06%

Performance Inception Date	Sep. 11, 2024
No Deduction of Taxes [Text Block]	The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]	Visit imgpfunds.com for the most recent performance information.
AssetsNet	$ 2,820,067
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 26,327
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]
Total Net Assets	$2,820,067
# of Fund Holdings	35
Fund Turnover Rate	43%
Total Advisory Fees Paid	$26,327

Holdings [Text Block]

Region Weighting

Value	Value
Asia	66.1%
South America	19.4%
Africa	7.7%
Europe	6.2%
Cash & Other Short-Term Investments	0.6%

Sector Weighting

Value	Value
Cash & Other Short-Term Investments	0.6%
Health Care	2.7%
Communication Services	4.7%
Consumer Staples	6.3%
Financials	14.5%
Industrials	16.7%
Consumer Discretionary	18.8%
Information Technology	35.7%

Largest Holdings [Text Block]

Top Ten Holdings

Taiwan Semiconductor Manufacturing Co. Ltd.	11.4%
Samsung Electronics Co. Ltd.	5.7%
Accton Technology Corp.	4.6%
Raia Drogasil SA	4.0%
Dlocal Ltd.	3.6%
MercadoLibre, Inc.	3.4%
Mobile World Investment Corp.	3.3%
MediaTek, Inc.	3.2%
WEG SA	3.2%
SK Square Co. Ltd.	3.2%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s prospectus, which is available at imgpfunds.com or upon request at 323-372-1960.

At the recommendation of iM Global Partner Fund Management, LLC, the Fund’s investment adviser, the Board of Trustees of the Fund approved the liquidation and termination of the Fund. The Fund will create and redeem creation units through March 16, 2026, which will also be the last day of trading of the Fund’s shares on the NYSE Arca.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s prospectus, which is available at imgpfunds.com or upon request at 323-372-1960.

Updated Prospectus Phone Number	323-372-1960
C000247050
Shareholder Report [Line Items]
Fund Name	Polen Capital International Growth ETF
Trading Symbol	PCIG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Annual Shareholder Report contains important information about Polen Capital International Growth ETF for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.imgp.com/us/resources/tailored-shareholder-reports/. You can also request this information by contacting us at 323-372-1960.
Additional Information Phone Number	323-372-1960
Additional Information Website	https://www.imgp.com/us/resources/tailored-shareholder-reports/
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Polen Capital International Growth ETF	$85	0.85%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  For the calendar year 2025, the Polen Capital International Growth ETF returned 0.04% (NAV).

  The ETF underperformed largely due to weaker stock selection in Technology, Financials, Consumer Discretionary, and Industrials.

  Sector positioning—a residual of bottom-up stock selection—was a modest tailwind to performance, driven by the overweight to Tech and the zero exposure to Consumer Staples.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	ETF	MSCI ACWI Ex USA Index	Morningstar Foreign Large Growth Category
3/14/2024	$10,000	$10,000	$10,000
3/31/2024	$9,972	$10,061	$10,020
4/30/2024	$9,305	$9,881	$9,601
5/31/2024	$9,461	$10,167	$10,043
6/30/2024	$9,604	$10,158	$9,993
7/31/2024	$9,695	$10,393	$10,150
8/31/2024	$9,959	$10,689	$10,509
9/30/2024	$9,903	$10,977	$10,611
10/31/2024	$9,295	$10,438	$10,127
11/30/2024	$9,671	$10,344	$10,201
12/31/2024	$9,199	$10,143	$9,876
1/31/2025	$9,837	$10,551	$10,386
2/28/2025	$9,723	$10,698	$10,457
3/31/2025	$9,197	$10,674	$10,146
4/30/2025	$9,373	$11,059	$10,571
5/31/2025	$9,724	$11,566	$11,116
6/30/2025	$9,879	$11,958	$11,459
7/31/2025	$9,439	$11,924	$11,138
8/31/2025	$9,297	$12,337	$11,394
9/30/2025	$9,416	$12,782	$11,704
10/31/2025	$9,579	$13,040	$11,808
11/30/2025	$9,132	$13,037	$11,614
12/31/2025	$9,203	$13,428	$11,786

Average Annual Return [Table Text Block]
Fund	1 Year	Since Inception 3/14/2024
ETF	0.04%	(4.51%)
MSCI ACWI Ex USA Index	32.39%	17.80%
Morningstar Foreign Large Growth Category	19.45%	9.68%

Performance Inception Date	Mar. 14, 2024
No Deduction of Taxes [Text Block]	The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit imgpfunds.com for the most recent performance information.
AssetsNet	$ 26,191,115
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 231,113
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]
Total Net Assets	$26,191,115
# of Fund Holdings	30
Fund Turnover Rate	36%
Total Advisory Fees Paid	$231,113

Holdings [Text Block]

Region Weighting

Value	Value
Europe	38.3%
North America	29.5%
Asia	21.4%
South America	9.4%
Cash & Other Short-Term Investments	1.4%

Sector Weighting

Value	Value
Cash & Other Short-Term Investments	1.4%
Communication Services	6.1%
Industrials	6.9%
Health Care	9.9%
Consumer Discretionary	16.2%
Financials	19.9%
Information Technology	39.6%

Largest Holdings [Text Block]

Top Ten Holdings

Sage Group PLC	7.0%
SAP SE	6.8%
ASML Holding NV	6.1%
MercadoLibre, Inc.	6.1%
Shopify, Inc., Class A	5.4%
ICON PLC	5.1%
HDFC Bank Ltd. - ADR	4.9%
Tokyo Electron Ltd.	4.6%
Schneider Electric SE	4.0%
Monday.com Ltd.	3.7%

Material Fund Change [Text Block]
C000243085
Shareholder Report [Line Items]
Fund Name	iMGP Berkshire Dividend Growth ETF
Trading Symbol	BDVG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Annual Shareholder Report contains important information about iMGP Berkshire Dividend Growth ETF for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.imgp.com/us/resources/tailored-shareholder-reports/. You can also request this information by contacting us at 323-372-1960.
Additional Information Phone Number	323-372-1960
Additional Information Website	https://www.imgp.com/us/resources/tailored-shareholder-reports/
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iMGP Berkshire Dividend Growth ETF	$59	0.55%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  For the calendar year 2025, the Berkshire Dividend Growth ETF gained 14.13% (NAV).

  Solid selection within financials and materials contributed positively to returns.

  Underperformance of industrial stocks and underweight to communication services stocks hurt relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	ETF	Russell 1000 Index	Morningstar US Large Value Category	Russell 1000 Value Index
6/29/2023	$10,000	$10,000	$10,000	$10,000
6/30/2023	$10,094	$10,119	$10,083	$10,087
7/31/2023	$10,370	$10,467	$10,458	$10,442
8/31/2023	$10,030	$10,284	$10,194	$10,160
9/30/2023	$9,633	$9,801	$9,829	$9,768
10/31/2023	$9,414	$9,564	$9,545	$9,423
11/30/2023	$9,979	$10,457	$10,229	$10,134
12/31/2023	$10,456	$10,973	$10,782	$10,695
1/31/2024	$10,533	$11,126	$10,823	$10,706
2/29/2024	$10,843	$11,727	$11,175	$11,101
3/31/2024	$11,241	$12,103	$11,739	$11,656
4/30/2024	$10,795	$11,588	$11,265	$11,159
5/31/2024	$11,117	$12,134	$11,611	$11,512
6/30/2024	$11,102	$12,535	$11,571	$11,404
7/31/2024	$11,479	$12,718	$12,080	$11,987
8/31/2024	$11,728	$13,019	$12,352	$12,309
9/30/2024	$11,817	$13,297	$12,500	$12,479
10/31/2024	$11,729	$13,205	$12,382	$12,342
11/30/2024	$12,384	$14,055	$13,073	$13,130
12/31/2024	$11,647	$13,663	$12,308	$12,232
1/31/2025	$12,079	$14,098	$12,793	$12,798
2/28/2025	$12,302	$13,851	$12,861	$12,850
3/31/2025	$11,992	$13,050	$12,493	$12,493
4/30/2025	$11,647	$12,972	$12,103	$12,113
5/31/2025	$12,001	$13,800	$12,539	$12,538
6/30/2025	$12,365	$14,499	$12,999	$12,967
7/31/2025	$12,580	$14,821	$13,060	$13,041
8/31/2025	$12,971	$15,133	$13,526	$13,457
9/30/2025	$13,165	$15,658	$13,716	$13,658
10/31/2025	$13,149	$15,995	$13,692	$13,718
11/30/2025	$13,282	$16,034	$14,030	$14,082
12/31/2025	$13,292	$16,035	$14,150	$14,178

Average Annual Return [Table Text Block]
Fund	1 Year	Since Inception 6/29/2023
ETF	14.13%	12.02%
Russell 1000 Index	17.37%	20.72%
Morningstar US Large Value Category	14.90%	14.81%
Russell 1000 Value Index	15.91%	14.94%

Performance Inception Date	Jun. 29, 2023
No Deduction of Taxes [Text Block]	The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit imgpfunds.com for the most recent performance information.
AssetsNet	$ 8,649,884
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 48,224
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]
Total Net Assets	$8,649,884
# of Fund Holdings	37
Fund Turnover Rate	30%
Total Advisory Fees Paid	$48,224

Holdings [Text Block]

Region Weighting

Value	Value
North America	86.4%
Europe	2.8%
Cash & Other Short-Term Investments	10.8%

Sector Weighting

Value	Value
Cash & Other Short-Term Investments	10.8%
Exchange-Traded Funds	8.7%
Materials	0.5%
Real Estate	1.3%
Energy	2.3%
Utilities	2.9%
Consumer Staples	3.3%
Consumer Discretionary	6.9%
Health Care	9.9%
Industrials	16.0%
Financials	18.4%
Information Technology	19.0%

Largest Holdings [Text Block]

Top Ten Holdings

JPMorgan Chase & Co.	4.8%
AbbVie, Inc.	4.4%
Apple, Inc.	4.3%
Microsoft Corp.	4.1%
Bank of America Corp.	3.7%
Cisco Systems, Inc.	3.7%
iShares Russell 1000 Value ETF	3.6%
Norfolk Southern Corp.	3.1%
Waste Management, Inc.	2.9%
PPL Corp.	2.9%

Material Fund Change [Text Block]
C000229357
Shareholder Report [Line Items]
Fund Name	iMGP DBi Managed Futures Strategy ETF
Trading Symbol	DBMF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Annual Shareholder Report contains important information about iMGP DBi Managed Futures Strategy ETF for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.imgp.com/us/resources/tailored-shareholder-reports/. You can also request this information by contacting us at 323-372-1960.
Additional Information Phone Number	323-372-1960
Additional Information Website	https://www.imgp.com/us/resources/tailored-shareholder-reports/
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iMGP DBi Managed Futures Strategy ETF	$91	0.85%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  The Fund gained 13.85% using NAV during the full year.

  The majority of gains for the year came from positions in the Japanese yen and gold.

  Equity exposure also added to performance during the year.

  Whipsawing exposure to the interest rate curve detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	ETF	Bloomberg US Aggregate Bond Index	Morningstar Systematic Trend Category	SG CTA Index
5/7/2019	$10,000	$10,000	$10,000	$10,000
5/31/2019	$10,127	$10,149	$9,922	$9,888
6/30/2019	$10,272	$10,276	$10,126	$10,130
7/31/2019	$10,480	$10,299	$10,364	$10,491
8/31/2019	$11,268	$10,566	$10,809	$10,845
9/30/2019	$11,096	$10,509	$10,424	$10,499
10/31/2019	$10,995	$10,541	$10,173	$10,248
11/30/2019	$11,076	$10,536	$10,214	$10,338
12/31/2019	$11,076	$10,528	$10,148	$10,272
1/31/2020	$11,159	$10,731	$10,210	$10,358
2/29/2020	$10,954	$10,924	$10,062	$10,203
3/31/2020	$11,067	$10,860	$10,165	$10,217
4/30/2020	$11,271	$11,053	$10,176	$10,240
5/31/2020	$10,907	$11,104	$10,050	$10,142
6/30/2020	$10,703	$11,174	$9,947	$9,997
7/31/2020	$11,162	$11,341	$10,113	$10,254
8/31/2020	$11,124	$11,250	$10,097	$10,123
9/30/2020	$10,769	$11,243	$9,887	$9,927
10/31/2020	$10,779	$11,193	$9,823	$9,914
11/30/2020	$10,834	$11,303	$10,011	$10,037
12/31/2020	$11,279	$11,319	$10,413	$10,598
1/31/2021	$11,231	$11,237	$10,384	$10,470
2/28/2021	$11,808	$11,075	$10,704	$10,771
3/31/2021	$12,081	$10,937	$10,787	$10,866
4/30/2021	$12,310	$11,023	$11,048	$11,193
5/31/2021	$12,599	$11,059	$11,242	$11,409
6/30/2021	$12,503	$11,137	$11,080	$11,294
7/31/2021	$12,624	$11,262	$11,053	$11,326
8/31/2021	$12,432	$11,240	$11,005	$11,293
9/30/2021	$12,086	$11,143	$11,015	$11,360
10/31/2021	$12,671	$11,140	$11,287	$11,650
11/30/2021	$12,038	$11,173	$10,794	$11,217
12/31/2021	$12,385	$11,144	$10,928	$11,257
1/31/2022	$12,573	$10,904	$11,132	$11,498
2/28/2022	$12,795	$10,782	$11,337	$11,787
3/31/2022	$13,891	$10,483	$12,058	$12,700
4/30/2022	$15,353	$10,085	$12,661	$13,447
5/31/2022	$15,274	$10,150	$12,616	$13,432
6/30/2022	$15,634	$9,991	$12,676	$13,645
7/31/2022	$15,218	$10,235	$12,355	$13,227
8/31/2022	$15,549	$9,946	$12,706	$13,660
9/30/2022	$16,473	$9,516	$13,187	$14,204
10/31/2022	$16,688	$9,393	$13,221	$14,271
11/30/2022	$15,283	$9,738	$12,561	$13,545
12/31/2022	$15,242	$9,694	$12,515	$13,533
1/31/2023	$14,888	$9,992	$12,394	$13,424
2/28/2023	$14,914	$9,734	$12,603	$13,710
3/31/2023	$13,823	$9,981	$11,915	$12,831
4/30/2023	$13,964	$10,042	$12,142	$13,093
5/31/2023	$14,043	$9,933	$12,302	$13,358
6/30/2023	$14,506	$9,897	$12,479	$13,534
7/31/2023	$14,468	$9,890	$12,410	$13,390
8/31/2023	$14,473	$9,827	$12,313	$13,320
9/30/2023	$15,142	$9,577	$12,646	$13,775
10/31/2023	$15,092	$9,426	$12,574	$13,635
11/30/2023	$14,337	$9,853	$12,092	$13,167
12/31/2023	$13,913	$10,230	$11,969	$13,059
1/31/2024	$14,225	$10,202	$12,091	$13,195
2/29/2024	$14,749	$10,058	$12,634	$13,842
3/31/2024	$15,581	$10,151	$12,986	$14,325
4/30/2024	$16,198	$9,894	$13,177	$14,613
5/31/2024	$16,142	$10,062	$13,037	$14,305
6/30/2024	$16,460	$10,157	$12,823	$14,010
7/31/2024	$15,883	$10,395	$12,572	$13,693
8/31/2024	$15,366	$10,544	$12,154	$13,235
9/30/2024	$15,514	$10,685	$12,313	$13,388
10/31/2024	$14,883	$10,420	$11,819	$12,962
11/30/2024	$15,033	$10,530	$12,005	$13,200
12/31/2024	$14,912	$10,358	$12,135	$13,367
1/31/2025	$15,102	$10,413	$12,263	$13,450
2/28/2025	$14,763	$10,642	$12,043	$13,102
3/31/2025	$14,526	$10,646	$11,897	$13,030
4/30/2025	$14,463	$10,688	$11,381	$12,453
5/31/2025	$14,486	$10,612	$11,328	$12,232
6/30/2025	$14,890	$10,775	$11,455	$12,350
7/31/2025	$14,799	$10,746	$11,441	$12,372
8/31/2025	$15,018	$10,875	$11,693	$12,521
9/30/2025	$15,849	$10,993	$12,122	$13,007
10/31/2025	$16,454	$11,062	$12,263	$13,163
11/30/2025	$16,807	$11,131	$12,370	$13,194
12/31/2025	$16,977	$11,114	$12,592	$13,353

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since Inception 5/7/2019
ETF	13.85%	8.52%	8.28%
Bloomberg US Aggregate Bond Index	7.30%	(0.36%)	1.60%
Morningstar Systematic Trend Category	3.58%	3.90%	3.55%
SG CTA Index	(0.11%)	4.73%	4.44%

Performance Inception Date	May 07, 2019
No Deduction of Taxes [Text Block]	The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit imgpfunds.com for the most recent performance information.
AssetsNet	$ 2,098,103,649
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 12,087,279
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]
Total Net Assets	$2,098,103,649
# of Fund Holdings	12
Fund Turnover Rate	0%
Total Advisory Fees Paid	$12,087,279

Holdings [Text Block]

Fund Holdings

JPN YEN CURR FUT MAR26	(62.2%)
WTI CRUDEFUTURE MAR26	(0.4%)
US LONG BOND(CBT) MAR26	1.6%
MSCI EMGMKT MAR26	8.0%
S+P500 EMINI FUT MAR26	10.9%
MSCI EAFEMAR26	16.8%
GOLD 100 OZ FUTR FEB26	19.3%
US 10YR NOTE (CBT)MAR26	22.0%
US 2YR NOTE (CBT) MAR26	51.4%
TREASURY BILL	76.8%
EURO FX CURR FUT MAR26	78.2%

Asset Class Exposure

Value	Value
Emerging Market Equities	8.0%
US Equities	10.9%
Currencies	16.1%
International Developed Equities	16.8%
Commodities	19.0%
Fixed Income	75.0%
Treasury Bill	76.7%

Material Fund Change [Text Block]
C000015260
Shareholder Report [Line Items]
Fund Name	iMGP Global Select Fund
Class Name	Institutional
Trading Symbol	MSEFX
Annual or Semi-Annual Statement [Text Block]	This Annual Shareholder Report contains important information about iMGP Global Select Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.imgp.com/us/resources/tailored-shareholder-reports/. You can also request this information by contacting us at 323-372-1960.
Additional Information Phone Number	323-372-1960
Additional Information Website	https://www.imgp.com/us/resources/tailored-shareholder-reports/
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$101	0.98%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  The Fund gained 5.15% during the full year.

   The Fund's underperformance was mainly due to security selection.

  Selection within the industrials sector had the largest negative impact on returns.

  The Fund's overweight and selection effect in health care stocks hurt relative performance during the year.

  Selection and allocation within the consumer discretionary and utilities were positive for the Fund, however, not enough to offset negative impacts in other sectors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Institutional	MSCI World Index	Morningstar Global Large-Stock Blend Category	MSCI All Country World Index
12/31/2015	$10,000	$10,000	$10,000	$10,000
1/31/2016	$9,291	$9,402	$9,491	$9,397
2/29/2016	$9,254	$9,332	$9,444	$9,332
3/31/2016	$9,988	$9,965	$10,063	$10,024
4/30/2016	$10,255	$10,123	$10,201	$10,172
5/31/2016	$10,404	$10,180	$10,256	$10,185
6/30/2016	$10,124	$10,066	$10,207	$10,123
7/31/2016	$10,566	$10,491	$10,618	$10,559
8/31/2016	$10,734	$10,499	$10,623	$10,595
9/30/2016	$10,784	$10,555	$10,692	$10,660
10/31/2016	$10,609	$10,351	$10,433	$10,479
11/30/2016	$11,194	$10,500	$10,518	$10,558
12/31/2016	$11,198	$10,751	$10,694	$10,786
1/31/2017	$11,580	$11,011	$10,986	$11,081
2/28/2017	$11,751	$11,316	$11,258	$11,392
3/31/2017	$11,718	$11,437	$11,397	$11,532
4/30/2017	$11,849	$11,606	$11,592	$11,711
5/31/2017	$11,909	$11,851	$11,845	$11,970
6/30/2017	$12,080	$11,897	$11,900	$12,024
7/31/2017	$12,448	$12,182	$12,173	$12,360
8/31/2017	$12,435	$12,199	$12,202	$12,408
9/30/2017	$12,830	$12,473	$12,431	$12,647
10/31/2017	$13,126	$12,708	$12,655	$12,910
11/30/2017	$13,343	$12,984	$12,893	$13,160
12/31/2017	$13,567	$13,159	$13,077	$13,372
1/31/2018	$14,490	$13,854	$13,712	$14,127
2/28/2018	$14,028	$13,280	$13,109	$13,533
3/31/2018	$13,737	$12,991	$12,932	$13,244
4/30/2018	$13,751	$13,140	$13,007	$13,370
5/31/2018	$13,943	$13,222	$13,068	$13,387
6/30/2018	$13,936	$13,216	$13,002	$13,314
7/31/2018	$14,341	$13,629	$13,382	$13,716
8/31/2018	$14,625	$13,797	$13,442	$13,824
9/30/2018	$14,533	$13,874	$13,462	$13,884
10/31/2018	$13,141	$12,856	$12,466	$12,843
11/30/2018	$13,446	$13,002	$12,674	$13,031
12/31/2018	$12,222	$12,013	$11,758	$12,113
1/31/2019	$13,597	$12,948	$12,667	$13,070
2/28/2019	$13,906	$13,337	$13,010	$13,419
3/31/2019	$13,939	$13,512	$13,158	$13,588
4/30/2019	$14,728	$13,991	$13,582	$14,047
5/31/2019	$13,654	$13,184	$12,810	$13,214
6/30/2019	$14,557	$14,053	$13,613	$14,079
7/31/2019	$14,630	$14,122	$13,620	$14,120
8/31/2019	$14,012	$13,833	$13,389	$13,785
9/30/2019	$14,158	$14,128	$13,648	$14,075
10/31/2019	$14,459	$14,487	$13,948	$14,460
11/30/2019	$15,127	$14,891	$14,272	$14,813
12/31/2019	$15,589	$15,337	$14,732	$15,335
1/31/2020	$15,393	$15,244	$14,526	$15,166
2/29/2020	$14,230	$13,955	$13,436	$13,941
3/31/2020	$11,752	$12,108	$11,563	$12,059
4/30/2020	$13,342	$13,431	$12,712	$13,350
5/31/2020	$14,132	$14,080	$13,286	$13,931
6/30/2020	$14,416	$14,452	$13,615	$14,376
7/31/2020	$15,056	$15,144	$14,292	$15,137
8/31/2020	$16,015	$16,156	$15,057	$16,063
9/30/2020	$15,500	$15,598	$14,664	$15,545
10/31/2020	$15,704	$15,120	$14,292	$15,167
11/30/2020	$17,721	$17,053	$15,984	$17,037
12/31/2020	$18,631	$17,776	$16,734	$17,828
1/31/2021	$18,531	$17,599	$16,640	$17,747
2/28/2021	$19,752	$18,050	$17,068	$18,158
3/31/2021	$20,242	$18,651	$17,608	$18,643
4/30/2021	$21,593	$19,519	$18,312	$19,458
5/31/2021	$21,653	$19,800	$18,639	$19,761
6/30/2021	$21,723	$20,095	$18,759	$20,021
7/31/2021	$21,813	$20,455	$18,903	$20,159
8/31/2021	$22,214	$20,964	$19,282	$20,664
9/30/2021	$21,573	$20,094	$18,441	$19,810
10/31/2021	$22,524	$21,232	$19,369	$20,821
11/30/2021	$21,223	$20,767	$18,840	$20,320
12/31/2021	$21,938	$21,654	$19,571	$21,133
1/31/2022	$20,585	$20,508	$18,564	$20,095
2/28/2022	$20,118	$19,990	$18,089	$19,576
3/31/2022	$19,779	$20,538	$18,371	$20,000
4/30/2022	$17,702	$18,832	$17,071	$18,399
5/31/2022	$17,679	$18,846	$17,191	$18,420
6/30/2022	$15,987	$17,214	$15,816	$16,868
7/31/2022	$17,235	$18,581	$16,877	$18,046
8/31/2022	$16,419	$17,804	$16,196	$17,381
9/30/2022	$14,493	$16,149	$14,725	$15,717
10/31/2022	$15,310	$17,308	$15,665	$16,666
11/30/2022	$16,722	$18,512	$16,956	$17,958
12/31/2022	$16,339	$17,726	$16,272	$17,252
1/31/2023	$17,577	$18,980	$17,396	$18,488
2/28/2023	$17,027	$18,524	$16,875	$17,958
3/31/2023	$17,500	$19,096	$17,306	$18,512
4/30/2023	$17,913	$19,431	$17,547	$18,778
5/31/2023	$17,302	$19,237	$17,204	$18,577
6/30/2023	$18,295	$20,400	$18,144	$19,656
7/31/2023	$18,861	$21,085	$18,671	$20,375
8/31/2023	$18,096	$20,582	$18,118	$19,806
9/30/2023	$17,256	$19,694	$17,348	$18,987
10/31/2023	$16,721	$19,123	$16,818	$18,416
11/30/2023	$18,265	$20,915	$18,244	$20,116
12/31/2023	$19,159	$21,942	$19,170	$21,082
1/31/2024	$18,920	$22,205	$19,142	$21,206
2/29/2024	$19,429	$23,147	$19,884	$22,116
3/31/2024	$19,748	$23,891	$20,508	$22,810
4/30/2024	$18,857	$23,003	$19,780	$22,057
5/31/2024	$19,095	$24,030	$20,612	$22,953
6/30/2024	$18,936	$24,519	$20,747	$23,464
7/31/2024	$19,907	$24,952	$21,217	$23,843
8/31/2024	$20,336	$25,611	$21,725	$24,448
9/30/2024	$20,575	$26,080	$22,116	$25,016
10/31/2024	$19,764	$25,563	$21,548	$24,455
11/30/2024	$20,782	$26,736	$22,277	$25,369
12/31/2024	$19,797	$26,039	$21,550	$24,769
1/31/2025	$20,548	$26,958	$22,303	$25,600
2/28/2025	$20,326	$26,764	$22,222	$25,446
3/31/2025	$19,677	$25,572	$21,472	$24,441
4/30/2025	$19,370	$25,800	$21,617	$24,669
5/31/2025	$20,155	$27,327	$22,791	$26,087
6/30/2025	$20,445	$28,506	$23,704	$27,258
7/31/2025	$20,275	$28,873	$23,798	$27,628
8/31/2025	$20,633	$29,626	$24,365	$28,310
9/30/2025	$20,906	$30,578	$25,058	$29,336
10/31/2025	$20,872	$31,191	$25,355	$29,992
11/30/2025	$20,701	$31,279	$25,449	$29,989
12/31/2025	$20,817	$31,532	$25,662	$30,302

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Institutional	5.15%	2.24%	7.61%
MSCI World Index	21.09%	12.15%	12.17%
Morningstar Global Large-Stock Blend Category	19.16%	8.84%	9.85%
MSCI All Country World Index	22.34%	11.19%	11.72%

No Deduction of Taxes [Text Block]	The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit imgpfunds.com for the most recent performance information.
AssetsNet	$ 85,461,073
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 498,799
InvestmentCompanyPortfolioTurnover	81.00%
Additional Fund Statistics [Text Block]
Total Net Assets	$85,461,073
# of Fund Holdings	34
Fund Turnover Rate	81%
Total Advisory Fees Paid	$498,799

Holdings [Text Block]

Region Weighting

Value	Value
North America	81.3%
Europe	9.5%
Asia	7.9%
Cash & Other Short-Term Investments	1.3%

Sector Weighting

Value	Value
Cash & Other Short-Term Investments	1.3%
Real Estate	1.9%
Consumer Staples	2.3%
Energy	2.8%
Materials	3.6%
Consumer Discretionary	4.2%
Industrials	4.8%
Communication Services	6.0%
Health Care	22.7%
Information Technology	24.9%
Financials	25.5%

Largest Holdings [Text Block]

Top Ten Holdings

Microsoft Corp.	6.8%
Samsung Electronics Co. Ltd., Class (Preference Shares)	5.2%
Visa, Inc., Class A	4.8%
Zoetis, Inc.	4.4%
Amazon.com, Inc.	4.2%
Shopify, Inc., Class A	3.8%
McKesson Corp.	3.6%
Franco-Nevada Corp.	3.6%
Brookfield Corp.	3.5%
Chubb Ltd.	3.3%

Material Fund Change [Text Block]
C000015261
Shareholder Report [Line Items]
Fund Name	iMGP International Fund
Class Name	Institutional
Trading Symbol	MSILX
Annual or Semi-Annual Statement [Text Block]	This Annual Shareholder Report contains important information about iMGP International Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.imgp.com/us/resources/tailored-shareholder-reports/. You can also request this information by contacting us at 323-372-1960.
Additional Information Phone Number	323-372-1960
Additional Information Website	https://www.imgp.com/us/resources/tailored-shareholder-reports/
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$144	1.25%

Expenses Paid, Amount	$ 144
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  The Fund gained 30.21% during the full year compared to a 31.22% gain for the MSCI EAFE Index.

  The Fund benefited from security selection but sector allocation offset the benefit.

  Strong returns of industrials positions were the main contributor.

  An overweight to technology stocks and underweight to financials hurt relative returns from a sector standpoint.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Institutional	MSCI EAFE Index	Morningstar Foreign Large Blend Category
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$9,256	$9,277	$9,415
2/29/2016	$9,051	$9,107	$9,176
3/31/2016	$9,603	$9,699	$9,806
4/30/2016	$9,560	$9,980	$9,965
5/31/2016	$9,554	$9,890	$9,957
6/30/2016	$8,977	$9,558	$9,702
7/31/2016	$9,392	$10,042	$10,116
8/31/2016	$9,454	$10,049	$10,167
9/30/2016	$9,659	$10,173	$10,301
10/31/2016	$9,473	$9,965	$10,075
11/30/2016	$9,293	$9,766	$9,855
12/31/2016	$9,539	$10,100	$10,067
1/31/2017	$9,829	$10,393	$10,408
2/28/2017	$10,010	$10,542	$10,534
3/31/2017	$10,320	$10,832	$10,848
4/30/2017	$10,662	$11,107	$11,141
5/31/2017	$11,056	$11,515	$11,519
6/30/2017	$10,953	$11,495	$11,528
7/31/2017	$11,392	$11,826	$11,873
8/31/2017	$11,179	$11,822	$11,901
9/30/2017	$11,483	$12,116	$12,145
10/31/2017	$11,437	$12,300	$12,342
11/30/2017	$11,424	$12,429	$12,431
12/31/2017	$11,791	$12,628	$12,626
1/31/2018	$12,483	$13,262	$13,251
2/28/2018	$11,811	$12,663	$12,621
3/31/2018	$11,658	$12,435	$12,519
4/30/2018	$11,825	$12,719	$12,672
5/31/2018	$11,731	$12,433	$12,466
6/30/2018	$11,612	$12,281	$12,252
7/31/2018	$11,751	$12,584	$12,535
8/31/2018	$11,352	$12,341	$12,291
9/30/2018	$11,266	$12,448	$12,349
10/31/2018	$10,268	$11,457	$11,334
11/30/2018	$10,188	$11,442	$11,364
12/31/2018	$9,338	$10,887	$10,784
1/31/2019	$10,243	$11,602	$11,552
2/28/2019	$10,671	$11,898	$11,806
3/31/2019	$10,799	$11,973	$11,889
4/30/2019	$11,388	$12,310	$12,216
5/31/2019	$10,363	$11,719	$11,580
6/30/2019	$11,026	$12,414	$12,241
7/31/2019	$10,966	$12,256	$12,029
8/31/2019	$10,705	$11,939	$11,776
9/30/2019	$11,006	$12,281	$12,085
10/31/2019	$11,448	$12,722	$12,489
11/30/2019	$11,649	$12,866	$12,646
12/31/2019	$12,182	$13,284	$13,098
1/31/2020	$11,374	$13,006	$12,755
2/29/2020	$10,360	$11,831	$11,791
3/31/2020	$8,172	$10,252	$10,030
4/30/2020	$8,841	$10,914	$10,745
5/31/2020	$9,152	$11,389	$11,249
6/30/2020	$9,401	$11,777	$11,655
7/31/2020	$9,815	$12,051	$12,028
8/31/2020	$10,443	$12,671	$12,586
9/30/2020	$10,077	$12,342	$12,331
10/31/2020	$9,815	$11,849	$11,931
11/30/2020	$11,989	$13,686	$13,562
12/31/2020	$12,794	$14,322	$14,264
1/31/2021	$12,413	$14,169	$14,143
2/28/2021	$13,211	$14,487	$14,462
3/31/2021	$13,507	$14,820	$14,799
4/30/2021	$13,910	$15,266	$15,224
5/31/2021	$14,390	$15,764	$15,731
6/30/2021	$13,903	$15,587	$15,559
7/31/2021	$13,818	$15,704	$15,561
8/31/2021	$14,051	$15,981	$15,822
9/30/2021	$13,825	$15,517	$15,265
10/31/2021	$14,517	$15,899	$15,685
11/30/2021	$13,408	$15,159	$14,991
12/31/2021	$14,298	$15,935	$15,660
1/31/2022	$13,689	$15,165	$15,076
2/28/2022	$13,066	$14,897	$14,609
3/31/2022	$12,765	$14,993	$14,558
4/30/2022	$11,907	$14,023	$13,656
5/31/2022	$12,208	$14,128	$13,849
6/30/2022	$11,086	$12,817	$12,642
7/31/2022	$11,607	$13,456	$13,205
8/31/2022	$10,844	$12,817	$12,534
9/30/2022	$9,598	$11,618	$11,366
10/31/2022	$10,309	$12,242	$11,913
11/30/2022	$11,504	$13,621	$13,407
12/31/2022	$11,212	$13,632	$13,183
1/31/2023	$12,433	$14,736	$14,276
2/28/2023	$12,211	$14,429	$13,852
3/31/2023	$12,603	$14,786	$14,210
4/30/2023	$12,780	$15,204	$14,533
5/31/2023	$12,300	$14,560	$14,006
6/30/2023	$12,987	$15,223	$14,623
7/31/2023	$13,239	$15,715	$15,050
8/31/2023	$12,729	$15,113	$14,480
9/30/2023	$12,137	$14,597	$13,967
10/31/2023	$11,235	$14,005	$13,484
11/30/2023	$12,544	$15,305	$14,599
12/31/2023	$13,163	$16,118	$15,333
1/31/2024	$13,014	$16,211	$15,220
2/29/2024	$13,582	$16,508	$15,638
3/31/2024	$14,045	$17,051	$16,139
4/30/2024	$13,365	$16,614	$15,724
5/31/2024	$13,821	$17,258	$16,429
6/30/2024	$13,604	$16,979	$16,163
7/31/2024	$13,806	$17,477	$16,630
8/31/2024	$14,194	$18,046	$17,125
9/30/2024	$14,142	$18,212	$17,340
10/31/2024	$13,343	$17,222	$16,509
11/30/2024	$13,335	$17,124	$16,504
12/31/2024	$13,088	$16,735	$16,066
1/31/2025	$13,973	$17,614	$16,760
2/28/2025	$14,252	$17,956	$17,136
3/31/2025	$13,632	$17,883	$17,109
4/30/2025	$14,237	$18,702	$17,699
5/31/2025	$15,144	$19,558	$18,544
6/30/2025	$15,772	$19,989	$19,089
7/31/2025	$15,583	$19,708	$18,760
8/31/2025	$15,901	$20,549	$19,467
9/30/2025	$16,339	$20,942	$20,013
10/31/2025	$16,543	$21,188	$20,208
11/30/2025	$16,634	$21,320	$20,359
12/31/2025	$17,042	$21,959	$20,886

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Institutional	30.21%	5.90%	5.48%
MSCI EAFE Index	31.22%	8.92%	8.18%
Morningstar Foreign Large Blend Category	30.11%	7.95%	7.67%

No Deduction of Taxes [Text Block]	The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit imgpfunds.com for the most recent performance information.
AssetsNet	$ 124,939,834
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 1,435,819
InvestmentCompanyPortfolioTurnover	99.00%
Additional Fund Statistics [Text Block]
Total Net Assets	$124,939,834
# of Fund Holdings	70
Fund Turnover Rate	99%
Total Advisory Fees Paid	$1,435,819

Holdings [Text Block]

Region Weighting

Value	Value
Europe	61.3%
Asia	16.4%
North America	12.7%
South America	4.5%
Africa	1.3%
Oceania	0.7%
Cash & Other Short-Term Investments	3.1%

Sector Weighting

Value	Value
Cash & Other Short-Term Investments	3.1%
Energy	1.2%
Utilities	1.9%
Communication Services	4.0%
Materials	4.6%
Consumer Staples	8.2%
Industrials	11.3%
Health Care	11.9%
Consumer Discretionary	13.5%
Financials	18.4%
Information Technology	21.9%

Largest Holdings [Text Block]

Top Ten Holdings

ASML Holding NV	6.1%
Taiwan Semiconductor Manufacturing Co. Ltd.	4.0%
Societe Generale SA	3.0%
SAP SE	2.9%
Phoenix Financial Ltd.	2.8%
Shopify, Inc., Class A	2.6%
MercadoLibre, Inc.	2.5%
Sage Group PLC	2.4%
Compass Group PLC	2.1%
ICON PLC	2.1%

Material Fund Change [Text Block]
C000244515
Shareholder Report [Line Items]
Fund Name	Polen Capital Global Growth ETF
Trading Symbol	PCGG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Annual Shareholder Report contains important information about Polen Capital Global Growth ETF for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.imgp.com/us/resources/tailored-shareholder-reports/. You can also request this information by contacting us at 323-372-1960.
Additional Information Phone Number	323-372-1960
Additional Information Website	https://www.imgp.com/us/resources/tailored-shareholder-reports/
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Polen Capital Global Growth ETF	$86	0.85%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  For the calendar year 2025, the Polen Capital Global Growth ETF returned 1.53% (NAV).

  The ETF underperformed the Index for the period driven by a combination of stock selection and relative sector positioning—a residual of bottom-up stock selection.

  In terms of sector selection, Technology weighed the most on relative performance as the AI narrative definitively favored Semis (“AI winners”) over Software and Services (“AI losers”).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	ETF	MSCI All Country World Index	Morningstar Global Large-Stock Growth
8/29/2023	$10,000	$10,000	$10,000
8/31/2023	$10,052	$10,027	$10,003
9/30/2023	$9,427	$9,612	$9,451
10/31/2023	$9,209	$9,323	$9,133
11/30/2023	$10,260	$10,184	$10,102
12/31/2023	$10,503	$10,673	$10,652
1/31/2024	$10,823	$10,736	$10,689
2/29/2024	$11,257	$11,196	$11,330
3/31/2024	$11,312	$11,548	$11,611
4/30/2024	$10,644	$11,167	$11,107
5/31/2024	$10,610	$11,620	$11,565
6/30/2024	$11,095	$11,879	$11,785
7/31/2024	$11,198	$12,071	$11,819
8/31/2024	$11,454	$12,377	$12,158
9/30/2024	$11,495	$12,665	$12,394
10/31/2024	$11,299	$12,381	$12,121
11/30/2024	$12,073	$12,844	$12,654
12/31/2024	$11,776	$12,540	$12,270
1/31/2025	$12,320	$12,961	$12,812
2/28/2025	$12,020	$12,883	$12,574
3/31/2025	$11,101	$12,374	$11,885
4/30/2025	$11,052	$12,489	$12,117
5/31/2025	$11,789	$13,207	$12,924
6/30/2025	$11,980	$13,800	$13,520
7/31/2025	$12,145	$13,987	$13,572
8/31/2025	$12,210	$14,332	$13,773
9/30/2025	$12,307	$14,852	$14,193
10/31/2025	$12,458	$15,184	$14,412
11/30/2025	$12,054	$15,182	$14,168
12/31/2025	$11,955	$15,341	$14,213

Average Annual Return [Table Text Block]
Fund	1 Year	Since Inception 8/29/2023
ETF	1.53%	7.93%
MSCI All Country World Index	22.34%	20.06%
Morningstar Global Large-Stock Growth	15.87%	16.28%

Performance Inception Date	Aug. 29, 2023
No Deduction of Taxes [Text Block]	The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit imgpfunds.com for the most recent performance information.
AssetsNet	$ 186,205,140
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 1,505,391
InvestmentCompanyPortfolioTurnover	57.00%
Additional Fund Statistics [Text Block]
Total Net Assets	$186,205,140
# of Fund Holdings	31
Fund Turnover Rate	57%
Total Advisory Fees Paid	$1,505,391

Holdings [Text Block]

Region Weighting

Value	Value
North America	78.9%
Europe	9.9%
Asia	6.6%
South America	2.8%
Cash & Other Short-Term Investments	1.8%

Sector Weighting

Value	Value
Cash & Other Short-Term Investments	1.8%
Consumer Staples	2.0%
Real Estate	2.2%
Industrials	3.2%
Consumer Discretionary	10.5%
Communication Services	11.5%
Health Care	14.9%
Financials	21.0%
Information Technology	32.9%

Largest Holdings [Text Block]

Top Ten Holdings

Microsoft Corp.	6.3%
Alphabet, Inc., Class C	6.2%
Amazon.com, Inc.	5.9%
NVIDIA Corp.	5.8%
MasterCard, Inc., Class A	4.8%
Visa, Inc., Class A	4.7%
Aon PLC, Class A	4.6%
Eli Lilly & Co.	4.4%
Shopify, Inc., Class A	4.2%
MSCI, Inc.	3.8%

Material Fund Change [Text Block]